Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of stock option and RSU transactions
	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2020	3,003,150	12.32	18,546	139,600	274	18,820
Granted	-	-	-	135,450	487	487
Exercised option or vested RSU	(390,153)	11.03	(2,246)	(139,600)	(2,351)	(4,597)
Expired	(1,309)	6.30	(16)	-	-	(16)
Amortized value of stock-based compensation	-	-	6,240	-	2,077	8,317
Outstanding at December 31, 2020	2,611,691	12.51	22,524	135,450	487	23,011

Exercisable at December 31, 2020	2,608,357
	Options			RSUs		Total
	Number of Options	Weighted Average Exercise Price ($)	Amortized Value of options ($000s)	Number of RSUs	Amortized Value of RSUs ($000s)	Stock-based Compensation ($000s)
Outstanding January 1, 2019	3,458,805	11.95	16,657	68,000	183	16,840
Granted	50,000	17.72	168	139,600	274	442
Exercised option or vested RSU	(503,831)	10.38	(2,333)	(68,000)	(1,051)	(3,384)
Expired	(1,824)	6.30	(33)	-	-	(33)
Amortized value of stock-based compensation	-	-	4,087	-	868	4,955
Outstanding at December 31, 2019	3,003,150	12.32	18,546	139,600	274	18,820

Exercisable at December 31, 2019	911,816

Schedule of options outstanding
	Options Outstanding		Options Exercisable
Exercise price	Number	Remaining	Number
	outstanding	contractual life	Exercisable
$13.52	100,000	3 months	100,000
$9.00	425,000	4 months	425,000
$17.16	50,000	5 months	50,000
$17.14	50,000	5 months	50,000
$10.45	755,833	1 year	755,833
$13.14	560,002	2 years	560,002
$16.94	50,000	2 years 10 months	50,000
$15.46	568,000	3 years	564,666
$17.72	50,000	3 years 6 months	50,000
$6.30	2,856	2 months	2,856
	2,611,691		2,608,357

Schedule of fair value of options granted assumptions
2019
Dividend yield	Nil
Expected volatility	54%
Risk-free rate of return	1.40%
Expected life of options	5 year